Cover Page	Jun. 08, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 08, 2023
Entity Registrant Name	DOMA HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39754
Entity Tax Identification Number	84-1956909
Entity Address, Address Line One	101 Mission Street
Entity Address, Address Line Two	Suite 1050
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	650
Local Phone Number	419-3827
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001722438
Common stock, par value $0.0001 per share
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	DOMA
Security Exchange Name	NYSE
Warrants to purchase common stock
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase common stock
Trading Symbol	DOMA.WS
Security Exchange Name	NYSE